As filed with the Securities and Exchange Commission on August 23, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

Shares		Value

COMMON - 82.56%*

	Banks - 1.90%*
798,482	Bayerische Hypo-und Vereinsbank AG ** (2) (5) (6)	$ 20,961,058
256,500	Gold Banc Corporation, Inc.	3,732,075
36,543	Greater Bay Bancorp	963,639
100,000	Hibernia Corporation - Class A	3,318,000
		28,974,772

	Broadcasting - 1.43% *
1,566,200	Lin TV Corp - Class A **	21,754,518

	Brokerage Services - 1.05%*
300,000	Ameritrade Holding Corporation ** (3)	5,577,000
2,009,144	Instinet Group Incorporated **	10,527,915
		16,104,915

	Cable TV - 2.21%*
893,900	Adelphia Communications Corporation - Class A ** (1)	89,390
1,044,950	Cablevision Systems Corporation ** (3)	33,647,390
		33,736,780

	Computer Hardware - 1.17% *
490,850	Storage Technology Corporation **	17,812,946

	Computer Services - 2.35%*
1,021,900	SunGard Data System Inc. ** (4)	35,940,223

	Consulting Services - 0.47% *
681,311	Gartner, Inc. - Class B **	7,215,083

	Consumer Finance - 0.55% *
480,000	Providian Financial Corporation **	8,462,400

	Dialysis Products & Services - 2.93% *
968,500	Renal Care Group, Inc. ** (4)	44,647,850

	Diversified Consumer Products - 5.24%*
1,578,230	The Gillette Company (2)	79,905,785

	E-Commerce - 2.48%*
588,257	Ask Jeeves, Inc. **	17,759,479
2,390,359	DoubleClick Inc. **	20,055,112
		37,814,591

	Educational Products - 0.75% *
245,596	School Specialty, Inc. **	11,420,214

	Filtration/Separation Products - 1.08% *
230,005	CUNO Incorporated **	16,431,557

	Food & Beverages - 6.03%*
1,131,019	Dreyer's Grand Ice Cream Holdings, Inc. (1)	92,064,947

	Healthcare Facilities - 0.10% *
122,200	Beverly Enterprises, Inc. **	1,556,828

	Home Healthcare - 0.45% *
196,500	Apria Healthcare Group Inc. **	6,806,760

	Information Technology - 2.21% *
1,485,900	The Titan Corporation ** (3)	33,789,366

	Insurance - 1.34% *
3,733,700	Skandia Forsakrings AB (2) (5)	20,503,281

	Medical Devices - 8.16%*
1,212,625	Guidant Corporation (3)	81,609,662
639,911	INAMED Corporation ** (3)	42,854,840
		124,464,502

	Office Products - 0.20%*
510,226	Dictaphone Corporation **	3,061,356

	Oil & Gas Exploration - 5.34%*
1,085,950	Penn West Energy Trust (4) (5)	25,685,232
857,000	Unocal Corporation (4)	55,747,850
		81,433,082

	Oil Refining & Marketing - 1.17%*
240,770	Premcor Inc.	17,860,319

	Pharmaceuticals - 3.11%*
369,380	Bone Care International, Inc. **	12,178,459
254,000	Medicis Pharmaceutical Corporation - Class A (1)	8,059,420
745,600	Transkaryotic Therapies, Inc. ** (2)	27,274,048
		47,511,927

	Pharmacy Services - 3.00% *
1,009,052	Accredo Health, Incorporated ** (1)	45,810,961

	Retail - 11.47%*
1,557,143	Brookstone, Inc. ** (2)	29,398,860
662,394	Electronics Boutique Holdings Corp. ** (1)	42,055,395
675,810	May Department Stores Company	27,140,530
318,700	The Neiman Marcus Group, Inc. - Class A (2)	30,888,404
129,286	OfficeMax Inc. (6)	3,848,844
1,212,100	Toys "R" Us, Inc. **	32,096,408
202,000	Wendy's International, Inc. (3)	9,625,300
		175,053,741

	Shipping - 0.83%*
186,400	Koninklijke P&O Nedlloyd NV (5)	12,667,304

	Speciality Chemicals - 0.03%*
12,145	Great Lakes Chemical Corporation	382,203

	Steel - 0.23%*
147,766	Mittal Steel Company NV - Class A- NYS	3,507,965

	Stock Exchanges - 0.89%*
400,000	Euronext NV (5)	13,550,378

	Telephony - 12.33%*
1,259,600	MCI Inc. ** (3)	32,384,316
1,581,618	Nextel Communications, Inc. - Class A **	51,102,078
3,627,798	Price Communications Corporation ** (2)	62,760,905
524,400	Telesystem International Wireless Inc. ** (5)	8,191,128
795,164	Western Wireless Corporation - Class A ** (4)	33,635,437
		188,073,864

	Trucking - 2.06%*
729,700	Overnite Corporation (4)	31,362,506

	TOTAL COMMON STOCKS
	(Cost $1,236,057,965)	1,259,682,924

EXCHANGE TRADED FUNDS - 0.19%*
65,840	Energy Select Sector SPDR Fund	2,927,905

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,986,981)	2,927,905

PREFERRED STOCK - 0.40% *
5,370	TNP Enterprises, Inc., Series D	6,088,246

	TOTAL PREFERRED STOCK (Cost $5,584,731)	6,088,246

WARRANTS - 0.00% *
241,889	Dictaphone Corporation	15,239
	Expiration March 2006, Exercise Price $20.00

	TOTAL WARRANTS (Cost $26,608)	15,239

Contracts (100 Shares per contract)

PUT OPTIONS PURCHASED - 0.42%*
3,458	Energy Select Sector SPDR	1,926,106
	Expiration July 16, 2005, Exercise Price $50.00
3,600	iShares Lehman 7-10 Year Treasury Bond Fund	1,296,000
	Expiration September 17, 2005, Exercise Price $90.00
1,250	Standard and Poor's 500 Index	3,112,500
	Expiration December 17, 2005, Exercise Price $1,150.00

	TOTAL PUT OPTIONS	6,334,606
	(Cost $7,600,999)

Principal Amount

CONVERTIBLE BONDS - 0.18%*
	Adelphia Communications Corporation:
$27,725,000	6.00%, 2/15/2006 D	1,386,250
26,583,000	3.25%, 5/01/2021 D	1,329,150

	TOTAL CONVERTIBLE BONDS (Cost $21,028,629)	2,715,400

CORPORATE BONDS - 5.22%*
	Adelphia Communications Corporation:
11,818,000	9.38%, 11/15/2009 D	10,518,020
18,345,000	10.25%, 6/15/2011 D	16,556,363
11,695,000	9.25%, 10/01/2022 D	9,911,512
27,195,000	Roadway Corporation	29,744,531
	8.25%, 12/01/2008 (1)
14,500,000	Toys "R" Us, Inc.	12,977,500
	7.88%, 4/15/2013

	TOTAL CORPORATE BONDS (Cost $81,340,449)	79,707,926

TAX ESCROW NOTES - 0.08%*
2,244,534	NextWave Wireless LLC Secured Note (6)	1,234,494

	TOTAL TAX ESCROW NOTES (Cost $1,234,494)	1,234,494

SHORT-TERM INVESTMENTS - 8.74% *

U.S. Government Agency Obligations - 6.22%*
	Federal Home Loan Bank:
25,000,000	2.85%, 07/05/2005 (1)	24,992,083
25,000,000	2.85%, 07/06/2005 (1)	24,990,104
25,000,000	2.85%, 07/07/2005 (1)	24,988,125
10,000,000	3.03%, 07/08/2005 (1)	9,994,111
		84,964,423

	Federal National Mortgage Association
10,000,000	2.10%, 07/01/2005	10,000,000

Variable Rate Demand Notes # - 2.52% *
11,104,443	American Family Financial Services, Inc., 2.95%	11,104,443
24,262,749	U.S. Bank, 3.08% (1)	24,262,749
3,041,425	Wisconsin Corporate Central Credit Union, 3.00%	3,041,425
		38,408,617

	TOTAL SHORT-TERM INVESTMENTS (Cost $133,373,040)	133,373,040

	TOTAL INVESTMENTS
	(Cost $1,489,233,896)	$ 1,492,079,780

* Calculated as a percentage of net assets.
** Non-income producing security.
D Security in default.
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed above are as of June 30, 2005.
NYS - New York Shares
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(3) All or a portion of the shares have been committed as collateral for written option contracts.
(4) All or a portion of the shares have been committed as collateral for equity swap contracts.
(5) Foreign security or foreign company trading on U.S. exchange.
(6) Fair Valued Security.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2005 (unaudited)

Shares		Value
1,941,900	Adelphia Communications Corporation - Class A	$ 194,190
427,000	ALLTEL Corporation	26,593,560
22,600	Capital One Financial Corporation	1,808,226
27,000	Crompton Corporation	382,050
210,200	Federated Department Stores, Inc.	15,403,456
522,103	GameStop Corporation - Class A	17,077,989
681,311	Gartner, Inc. - Class A	7,235,523
745,257	IAC/InterActiveCorp	17,923,431
303,764	Johnson & Johnson	19,744,660
314,670	Medco Health Solutions, Inc.	16,790,791
682,596	Medicis Pharmaceutical Corporation - Class A	21,658,771
114,479	Pernod Ricard SA	18,288,930
1,539,475	The Procter & Gamble Company	81,207,306
2,056,100	Sprint Corporation	51,587,549
745,500	UniCredito Italiano SpA	3,941,112
119,310	Valero Energy Corporation	9,438,614
423,284	Verizon Communications Inc.	14,624,462

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $312,419,957)	$ 323,900,620

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2005 (unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
3,000	Ameritrade Holding Corporation	$ 375,000
	Expiration July 16, 2005, Exercise Price $17.50
1,965	Apria Healthcare Group Inc.	88,425
	Expiration July 16, 2005, Exercise Price $35.00
1,222	Beverly Enterprises, Inc.	334,828
	Expiration July 16, 2005, Exercise Price $10.00
	Cablevision Systems Corporation:
2,669	Expiration July 16, 2005, Exercise Price $32.50	53,380
6,706	Expiration August 20, 2005, Exercise Price $32.50	402,360
	Guidant Corporation:
2,537	Expiration July 16, 2005, Exercise Price $70.00	152,220
800	Expiration August 20, 2005, Exercise Price $70.00	154,000
1,400	INAMED Corporation	1,029,000
	Expiration July 16, 2005, Exercise Price $60.00
12,596	MCI Inc.	1,007,680
	Expiration July 16, 2005, Exercise Price $25.00
2,540	Medicis Pharmaceutical Corporation	1,714,500
	Expiration July 16, 2005, Exercise Price $25.00
1,295	Mittal Steel Company NV - Class A	32,375
	Expiration July 16, 2005, Exercise Price $25.00
1,125	OfficeMax Inc.	53,438
	Expiration July 16, 2005, Exercise Price $30.00
4,800	Providian Financial Corporation	132,000
	Expiration July 16, 2005, Exercise Price $17.50
500	The Titan Corporation	15,000
	Expiration July 16, 2005, Exercise Price $22.50
	Unocal Corporation:
2,500	Expiration July 16, 2005, Exercise Price $60.00	1,262,500
5,153	Expiration July 16, 2005, Exercise Price $65.00	489,535
917	Expiration August 20, 2005, Exercise Price $65.00	155,890
2,020	Wendy's International, Inc.	606,000
	Expiration July 16, 2005, Exercise Price $45.00
		8,058,131

PUT OPTIONS
1,250	Standard and Poor's 500 Index	1,375,000
	Expiration December 17, 2005, Exercise Price $1,075.00
		1,375,000

	TOTAL OPTIONS WRITTEN
	(Premiums received $10,920,033)	$ 9,433,131

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MERGER FUND

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date  August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date  August 19, 2005

By (Signature and Title)  /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date  August 19, 2005